CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Cash flows (used in) provided by operating activities
Profit before tax		£ 3,504	£ 2,647	£ 3,324
Adjustments for:
Change in operating assets		(9,160)	(18,113)	(21,509)
Change in operating liabilities		12,181	9,571	14,032
Non-cash and other items		2,323	4,319	1,671
Tax paid	[1]	(1,553)	(557)	(748)
Tax refunded	[1]	200	620	350
Net cash provided by (used in) operating activities		7,495	(1,513)	(2,880)
Cash flows (used in) provided by investing activities
Purchase of financial assets		(7,380)	(4,709)	(5,809)
Proceeds from sale and maturity of financial assets		4,739	1,793	5,269
Purchase of fixed assets	[1]	(2,162)	(2,130)	(2,234)
Purchase of other intangible assets	[1]	(559)	(609)	(650)
Proceeds from sale of fixed assets	[1]	620	869	636
Proceeds from sale of goodwill and other intangible assets	[1]	2	56	6
Acquisition of businesses and joint ventures, net of cash acquired		(61)	(116)	(63)
Net cash used in investing activities		(4,801)	(4,846)	(2,845)
Cash flows used in financing activities
Dividends paid to ordinary shareholders		(1,271)	(659)	(1,169)
Distributions in respect of other equity instruments		(245)	(229)	(269)
Distributions in respect of non-controlling interests		(23)	(80)	(3)
Interest paid on subordinated liabilities		(411)	(272)	(350)
Proceeds from issue of subordinated liabilities		1,750	385	427
Proceeds from issue of other equity instruments		749	757	0
Proceeds from issue of ordinary shares		81	17	170
Share buyback		(735)	(1,088)	(923)
Repayment of subordinated liabilities		(904)	(819)	0
Repurchases and redemptions of other equity instruments		(641)	(500)	(1,324)
Change in stake of non-controlling interests		0	0	(2)
Net cash used in financing activities		(1,650)	(2,488)	(3,443)
Effects of exchange rate changes on cash and cash equivalents		(696)	10	(17)
Change in cash and cash equivalents		348	(8,837)	(9,185)
Cash and cash equivalents at beginning of period		70,816	79,653	88,838
Cash and cash equivalents at end of period		£ 71,164	£ 70,816	£ 79,653

[1]	[1]Previously presented in aggregate.